INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
INCOME (LOSS) PER SHARE
INCOME (LOSS) PER SHARE

Note 19—INCOME (LOSS) PER SHARE

Basic and diluted income per share for each of the year ended December 31, 2009 is calculated as follows:

Year Ended December 31, 2009
RMB
Numerator:
Net income	16,916
Undistributed income allocated to convertible preferred shareholders	(16,916)

Net income attributable to common shareholders for computing basic and diluted income per common share	—

Denominator:

Weighted average number of common shares outstanding for computing basic income per common share	175,644,260
Dilutive options	—

Weighted average number of common shares outstanding for computing fully-diluted income per common share	175,644,260
Basic income per share	—

Diluted income per share	—

Basic income (loss) per share for the years ended December 31, 2010 and 2011 presented are calculated as follows:

	Year Ended December 31,
	2010		2011
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Basic income (loss) per share:
Numerator:
Allocated net income (loss)	150	30,632	(109,340)	(17,372)	(119,147)	(18,930)
Deemed dividend on Series C convertible preferred shares	—	(1,779)	—	—	—	—

Net income (loss) attributable to Class A and Class B common shareholders	150	28,853	(109,340)	(17,372)	(119,147)	(18,930)
Undistributed income allocated to convertible preferred shareholders	—	(24,792)	—	—	—	—

Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share	150	4,061	(109,340)	(17,372)	(119,147)	(18,930)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	188,572,218	205,486,874	205,486,874

Basic income (loss) per Class A and Class B common shares	0.02	0.02	(0.58)	(0.09)	(0.58)	(0.09)

Diluted income (loss) per share for the years ended December 31, 2010 and 2011 presented are calculated as follows:

	Year Ended December 31,
	2010		2011
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Diluted income (loss) per share:
Numerator:
Allocated net income (loss)	714	30,068	(109,340)	(17,372)	(119,147)	(18,930)
Deemed dividend on Series C convertible preferred shares	—	(1,779)	—	—	—	—

Net income (loss) attributable to Class A and Class B common shareholders	714	28,289	(109,340)	(17,372)	(119,147)	(18,930)
Undistributed income allocated to convertible preferred shareholders	—	(24,561)	—	—	—	—

Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation	714	3,728	(109,340)	(17,372)	(119,147)	(18,930)
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares	3,728	—	(119,147)	(18,930)	—	—

Net income attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share	4,442	3,728	(228,487)	(36,302)	(119,147)	(18,930)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	188,572,218	205,486,874	205,486,874
Conversion of Class B to Class A common shares	181,562,768	—	205,486,874	205,486,874	—	—
Dilutive options	28,084,300	—	—	—	—	—

Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share	216,359,263	181,562,768	394,059,092	394,059,092	205,486,874	205,486,874

Diluted income (loss) per Class A and Class B common share	0.02	0.02	(0.58)	(0.09)	(0.58)	(0.09)

The convertible preferred shareholders receive dividends in preference to the common shareholders when declared. Under the two-class method, undistributed income is allocated to common shares and participating securities to the extent that each security may share in earnings as if all of the income for the year had been distributed. For the year ended December 31, 2009, as set out in the two-class method, undistributed income was allocated to convertible preferred shareholders for preferred dividends to the extent there was income to be distributed because the contractual preferred dividends were in excess of the net income attributable to common shareholders. For the year ended December 31, 2010, the undistributed income allocated to convertible preferred shareholders consisted of the contracted preferred dividends and their share of the remaining income distributable on the as-converted basis among common shareholders and convertible preferred shareholders.

The effects of share options and conversion features of the Convertible Preferred Shares have been excluded from the computation of diluted income per share for the year ended December 31, 2009 as their effects would be anti-dilutive. The effect of conversion features of the Convertible Preferred Shares has been excluded from the computation of diluted income per share for the year ended December 31, 2010 as the effect would be anti-dilutive. The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2011 as the effect would be anti-dilutive.